Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreement	Jun. 30, 2024 USD ($)
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreement [Abstract]
2025	$ 52,012
Total	$ 52,012